Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2023 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$81	$—	$—	$81
Commercial paper	—	—	—	—
Government securities	—	—	—	—
Total assets	$81	$—	$—	$81

Warrant liabilities	$—	$—	$546	$546
Total liabilities	$—	$—	$546	$546

	Fair Value Measurements as of December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$47,863	$—	$—	$47,863
Commercial paper	—	11,691	—	11,691
Government securities	—	4,966	—	4,966
Investments:
Commercial paper	$—	$2,465	$—	$2,465
Corporate bonds	—	2,957	—	2,957
Certificate of deposits	—	—	—	—
Government securities	—	12,889	—	12,889
	$47,863	$34,968	$—	$82,831

Schedule Of Level 3 Inputs to Warrant Liabilities

On the Closing Date (as defined in Note 9, Notes Payable) and as of December 31, 2023, the Level 3 inputs to the warrant liabilities are as follows:

	Closing Date	December 31, 2023
Volatility	83.0%	101.0%
Term (in years)	1.7	1.3

Schedule of Reconciliation Company's Liabilities Measured at Fair Value on Recurring Basis

A reconciliation of the beginning and ending balances for the year ended December 31, 2023 for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows (in thousands):

Warrant Liabilities

Balance as of December 31, 2022	$—
Issuance of warrants	2,100
Adjustment to fair value	(1,554)
Balance as of December 31, 2023	546